RESTRUCTURING, INTEGRATION, SEPARATION AND IPO COSTS	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
RESTRUCTURING, INTEGRATION, SEPARATION AND IPO COSTS	RESTRUCTURING, INTEGRATION, SEPARATION AND IPO COSTS
Restructuring and integration costs
The Company evaluates opportunities to improve its operating results and implements cost savings programs to streamline its operations and eliminate redundant processes and expenses. Restructuring and integration costs are expenses associated with the implementation of these cost savings programs and include expenses associated with: (i) reducing headcount, (ii) eliminating real estate costs associated with unused or under-utilized facilities and (iii) implementing contribution margin improvement and other cost reduction initiatives. The liability associated with restructuring and integration costs as of December 31, 2021 was $19 million.
The Company incurred $18 million, $11 million and $31 million of restructuring and integration-related costs and made payments of $19 million, $18 million and $31 million during 2021, 2020 and 2019, respectively.
Separation costs, Separation-related costs, IPO Costs and IPO-related Costs
The Company has incurred, and will incur, costs associated with activities to effectuate the B+L Separation and the Solta IPO. These activities include: (i) separating the Bausch + Lomb and Solta Medical businesses from the remainder of the Company and (ii) registering the Bausch + Lomb and Solta Medical businesses as independent publicly traded entities. Separation and IPO costs are incremental costs directly related to the B+L Separation and Solta IPO and include, but are not limited to: (i) legal, audit and advisory fees, (ii) talent acquisition costs and (iii) costs associated with establishing a new board of directors and related board committees for the Bausch + Lomb and Solta Medical entities. Included in Restructuring, integration, separation and IPO costs for the years ended December 31, 2021 and 2020 are Separation and IPO costs of $32 million and $11 million, respectively.
The Company has also incurred, and will incur, Separation-related and IPO-related costs which are incremental costs indirectly related to the B+L Separation and Solta IPO. Separation-related and IPO-related costs include, but are not limited to: (i) IT infrastructure and software licensing costs, (ii) rebranding costs and (iii) costs associated with facility relocation and/or modification. Included in Selling, general and administrative for years ended December 31, 2021 and 2020 are Separation-related and IPO-related costs of $132 million and $21 million, respectively.
The extent and timing of future charges for these costs cannot be reasonably estimated at this time and could be material.